General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
General and administrative expenses [Abstract]
General and Administrative Expenses [text block table]
in € m.	2018	2017
General and administrative expenses:
IT costs[1]	3,822	3,816
Regulatory, Tax & Insurance[2,3]	1,545	1,489
Occupancy, furniture and equipment expenses	1,723	1,849
Professional service fees[1]	1,530	1,750
Banking and transaction charges	753	744
Communication and data services	636	686
Travel and representation expenses	347	405
Marketing expenses	278	309
Consolidated investments	0	0
Other expenses[4]	652	925
Total general and administrative expenses	11,286	11,973